UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07410

Exact name of registrant as specified in charter:
Delaware Investments® National Municipal Income Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 30

Date of reporting period: September 30, 2008

Item 1. Reports to Stockholders

Semiannual Report	Delaware Investments Closed-End Municipal Bond Funds

September 30, 2008

Closed-end funds

Table of contents

> Sector/State allocations and credit quality breakdowns	1

> Statements of net assets	4

> Statements of operations	18

> Statements of changes in net assets	19

> Financial highlights	20

> Notes to financial statements	24

> Other Fund information	31

> About the organization	33

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

All third-party trademarks are the property of their respective owners.

Sector/State allocations and credit quality
breakdowns

As of September 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
Arizona Municipal Income Fund, Inc.

Percentage
Sector	of Net Assets
Municipal Bonds	152.58%
Education Revenue Bonds	16.51%
Electric Revenue Bonds	9.06%
Escrowed to Maturity Bond	6.60%
Health Care Revenue Bonds	19.35%
Housing Revenue Bonds	2.65%
Lease Revenue Bonds	6.60%
Local General Obligation Bonds	14.64%
Pre-Refunded Bonds	40.92%
Special Tax Revenue Bonds	19.96%
State General Obligation Bond	0.74%
Transportation Revenue Bonds	7.63%
Water & Sewer Revenue Bonds	7.92%
Total Value of Securities	152.58%
Receivables and Other Assets Net of Liabilities	13.00%
Liquidation Value of Preferred Stock	(65.58%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	36.56%
AA	38.75%
A	10.69%
BBB	14.00%
Total	100.00%

Delaware Investments
Colorado Municipal Income Fund, Inc.

Percentage
Sector	of Net Assets
Municipal Bonds	146.06%
Education Revenue Bonds	24.21%
Electric Revenue Bond	1.29%
Health Care Revenue Bonds	6.78%
Housing Revenue Bonds	1.93%
Lease Revenue Bonds	5.72%
Local General Obligation Bonds	13.26%
Pre-Refunded Bonds	63.58%
Special Tax Revenue Bonds	13.48%
State General Obligation Bond	3.50%
Transportation Revenue Bond	1.43%
Water & Sewer Revenue Bonds	10.88%
Short-Term Investments	1.94%
Total Value of Securities	148.00%
Receivables and Other Assets Net of Liabilities	14.63%
Liquidation Value of Preferred Stock	(62.63%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	31.80%
AA	48.81%
A	8.18%
BBB	5.57%
Not Rated	5.64%
Total	100.00%

(continues)     1

Sector/State allocations and credit quality
breakdowns

As of September 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
Minnesota Municipal Income Fund II, Inc.

Percentage
Sector	of Net Assets
Municipal Bonds	144.72%
Corporate-Backed Revenue Bonds	6.33%
Education Revenue Bonds	5.52%
Electric Revenue Bonds	20.98%
Escrowed to Maturity Bonds	17.90%
Health Care Revenue Bonds	14.25%
Housing Revenue Bonds	9.36%
Lease Revenue Bonds	9.56%
Local General Obligation Bonds	22.70%
Pre-Refunded Bonds	22.53%
Special Tax Revenue Bonds	4.43%
State General Obligation Bonds	3.30%
Transportation Revenue Bonds	7.86%
Short-Term Investment	0.20%
Total Value of Securities	144.92%
Receivables and Other Assets Net of Liabilities	18.01%
Liquidation Value of Preferred Stock	(62.93%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	31.72%
AA	33.66%
A	18.08%
BBB	11.54%
BB	2.26%
B	0.40%
Not Rated	2.34%
Total	100.00%

Delaware Investments
National Municipal Income Fund

Percentage
Sector	of Net Assets
Municipal Bonds	151.63%
Corporate-Backed Revenue Bonds	7.66%
Education Revenue Bonds	3.45%
Electric Revenue Bond	3.22%
Health Care Revenue Bonds	20.91%
Housing Revenue Bonds	14.78%
Lease Revenue Bonds	20.02%
Local General Obligation Bonds	9.64%
Pre-Refunded Bonds	9.05%
Special Tax Revenue Bonds	26.52%
State General Obligation Bonds	5.10%
Transportation Revenue Bonds	13.09%
Water & Sewer Revenue Bonds	18.19%
Short-Term Investments	5.29%
Total Value of Securities	156.92%
Receivables and Other Assets Net of Liabilities	11.35%
Liquidation Value of Preferred Stock	(68.27%)
Total Net Assets	100.00%

State
(as a % of fixed income investments)
Arizona	2.58%
California	2.60%
Florida	68.22%
Georgia	0.47%
Indiana	0.58%
Iowa	1.09%
Maryland	1.02%
Massachusetts	1.11%
New York	6.42%
Ohio	1.02%
Pennsylvania	1.13%
Puerto Rico	4.56%
South Carolina	0.64%
Texas	7.47%
Virginia	1.09%
Total	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	30.22%
AA	53.96%
A	9.61%
BBB	3.39%
BB	0.47%
Not Rated	2.35%
Total	100.00%

Statements of net assets

Delaware Investments Arizona Municipal Income Fund, Inc.

September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 152.58%
Education Revenue Bonds – 16.51%
Arizona Board Regents System
Revenue (Arizona State University)
Series 8-A
5.00% 6/1/18	$200,000	$205,154
5.00% 6/1/19	375,000	380,288
Arizona State University Certificates
of Participation (Research
Infrastructure Project)
5.00% 9/1/30 (AMBAC)	1,000,000	929,510
Arizona Student Loan Acquisition
Authority Revenue Refunding
Series A-1 5.90% 5/1/24 (AMT)	1,500,000	1,411,125
Glendale Industrial Development
Authority Revenue Refunding
(Midwestern University)
5.00% 5/15/31	350,000	307,741
Northern Arizona University Certificates
of Participation (Northern Arizona
University Research Project)
5.00% 9/1/30 (AMBAC)	1,000,000	906,010
Pima County Industrial Development
Authority Educational Revenue
Refunding (Tucson County Day
School Project) 5.00% 6/1/37	500,000	373,045
South Campus Group Student
Housing Revenue (Arizona State
University -South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	923,900
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	1,000,000	857,340
		6,294,113
Electric Revenue Bonds – 9.06%
Salt River Project Agricultural
Improvement & Power District
Electric System Revenue
(Salt River Project)
Series A
5.00% 1/1/16	500,000	530,855
5.00% 1/1/31	1,765,000	1,696,147
Series B 5.00% 1/1/25	1,250,000	1,225,388
		3,452,390
Escrowed to Maturity Bond – 6.60%
Puerto Rico Commonwealth
Infrastructure Financing Authority
Series A 5.50% 10/1/40	2,500,000	2,517,150
		2,517,150
Health Care Revenue Bonds – 19.35%
Arizona Health Facilities Authority
Revenue (Banner Health) Series D
5.50% 1/1/21	500,000	487,780
Glendale Industrial Development
Authority Hospital Refunding
Revenue (John C. Lincoln Health)
5.00% 12/1/42	1,500,000	1,158,975
Maricopa County Industrial
Development Authority Revenue
(Catholic Healthcare West) Series A
5.25% 7/1/32	400,000	349,456
5.50% 7/1/26	430,000	403,099
Scottsdale Industrial Development
Authority Hospital Revenue
Refunding (Scottsdale Healthcare)
Series A 5.25% 9/1/30	500,000	439,650
Show Low Industrial Development
Authority Hospital Revenue
(Navapache Regional Medical Center)
Series A 5.50% 12/1/17 (ACA)	1,600,000	1,537,744
University Medical Center
Hospital Revenue
5.00% 7/1/33	1,000,000	800,920
5.00% 7/1/35	500,000	397,445
Yavapai County Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,802,160
		7,377,229
Housing Revenue Bonds – 2.65%
Phoenix Industrial Development
Authority Single Family
Statewide Revenue
Series A 5.35% 6/1/20 (GNMA)
(FNMA) (FHLMC) (AMT)	435,000	414,634
Series C 5.30% 4/1/20 (GNMA)
(FNMA) (FHLMC) (AMT)	370,000	371,746
Pima County Industrial Development
Authority Single Family
Mortgage Revenue Series A-1
6.125% 11/1/33 (GNMA)
(FNMA) (FHLMC) (AMT)	40,000	40,301
Puerto Rico Housing Finance
Authority Sub-Cap Foundation
Modernization 5.50% 12/1/18	175,000	182,250
		1,008,931
Lease Revenue Bonds – 6.60%
Arizona Game & Fishing Department
& Commission Beneficial Interest
Certificates (AGF Administration
Building Project) 5.00% 7/1/26	640,000	581,018
Coconino County Unified School
District #8 (Page Impact Aid
Revenue Project of 2004) Series A
5.00% 7/1/15 (MBIA)	1,000,000	1,043,820
Nogales Development Authority
Municipal Facilities Revenue
5.00% 6/1/30 (AMBAC)	500,000	423,165
Prescott Valley Municipal Property
5.00% 1/1/27 (FGIC)	500,000	468,650
		2,516,653

		Principal
		Amount	Value
	Municipal Bonds (continued)
	Local General Obligation Bonds – 14.64%
	Coconino & Yavapai Counties Joint
	Unified School District #9
	(Sedona Oak Creek Project 2007)
	Series A 4.25% 7/1/20 (FSA)	$900,000	$851,607
Φ	Gila County Unified School
	District #10 (Payson Step Coupon
	Project of 2006) Series A
	1.00% 7/1/27 (AMBAC)	500,000	449,260
	Maricopa County School
	District #6 (Washington
	Elementary) Refunding Series A
	5.375% 7/1/13 (FSA)	3,000,000	3,238,710
	(School Improvement Project of
	2001) Series B
	5.00% 7/1/17 (FSA)	1,000,000	1,040,920
			5,580,497
	§Pre-Refunded Bonds – 40.92%
	Arizona School Facilities Board
	Certificates of Participation
	Series B 5.25% 9/1/19-14 (FSA)	1,000,000	1,087,680
	Arizona School Facilities
	Board Revenue
	(State School Improvement)
	Series 2001 5.00% 7/1/19-11	2,000,000	2,108,360
	(State School Trust) Series A
	5.75% 7/1/18-14 (AMBAC)	500,000	554,970
	Arizona Water Infrastructure Finance
	Authority Revenue (Water Quality)
	Series A 5.05% 10/1/20-11	1,500,000	1,588,335
	Oro Valley Municipal Property Excise
	Tax 5.00% 7/1/20-11 (FGIC)	1,000,000	1,063,410
	Phoenix Civic Improvement Excise Tax
	(Senior Lien Municipal Courthouse
	Project) Series A 5.25% 7/1/24-09	1,000,000	1,029,660
	Puerto Rico Commonwealth Public
	Improvement Revenue Series A
	5.125% 7/1/31-11	250,000	264,775
	Puerto Rico Highway &
	Transportation Authority Series D
	5.00% 7/1/32-12 (FSA)	3,475,000	3,712,759
	Scottsdale Industrial Development
	Authority Hospital Revenue
	(Scottsdale Healthcare)
	5.80% 12/1/31-11	1,000,000	1,089,680
	Southern Arizona Capital Facilities
	Finance (University of Arizona
	Project) 5.00% 9/1/23-12 (MBIA)	1,150,000	1,225,440
	University of Arizona Certificates
	of Participation (University
	of Arizona Project) Series B
	5.125% 6/1/22-12 (AMBAC)	500,000	532,965
	Virgin Islands Public Finance
	Authority Revenue (Gross
	Receipts Tax Loan Note) Series A
	6.125% 10/1/29-10 (ACA)	1,250,000	1,340,575
			15,598,609
	Special Tax Revenue Bonds – 19.96%
	Arizona State Transportation Board
	Excise Tax Revenue (Maricopa
	County Regional Area Road
	Foundation) 5.00% 7/1/19	750,000	761,100
	Arizona Tourism & Sports Authority
	(Multipurpose Stadium Facilities)
	Series A 5.00% 7/1/31 (MBIA)	1,000,000	905,390
	Flagstaff Aspen Place Sawmill
	Improvement District
	5.00% 1/1/32	385,000	350,943
	Glendale Municipal Property Series A
	5.00% 7/1/33 (AMBAC)	3,000,000	2,844,809
	Marana Tangerine Farm Road
	Improvement District Revenue
	4.60% 1/1/26	1,000,000	809,020
	Peoria Municipal Development
	Authority Sales Tax & Excise
	Shared Revenue (Senior Lien &
	Sub Lien) 5.00% 1/1/18	1,085,000	1,114,035
	Queen Creek Improvement District #1
	5.00% 1/1/32	1,000,000	823,350
			7,608,647
	State General Obligation Bond – 0.74%
	Puerto Rico Commonwealth
	Refunding Series C-7
	6.00% 7/1/27 (MBIA)	285,000	280,870
			280,870
	Transportation Revenue Bonds – 7.63%
	Arizona Transportation Broad Grant
	Anticipation Notes 5.00% 7/1/14	250,000	265,888
	Phoenix Civic Improvement Airport
	Revenue Series B 5.25% 7/1/27
	(FGIC) (AMT)	2,000,000	1,713,659
	Puerto Rico Commonwealth Highway
	& Transportation Authority
	Un-Refunded Balance Series D
	5.00% 7/1/32 (FSA)	1,025,000	930,926
			2,910,473
	Water & Sewer Revenue Bonds – 7.92%
	Phoenix Civic Improvement
	Wastewater Systems Revenue
	Junior Lien
	5.00% 7/1/19 (MBIA)	850,000	860,761
	5.00% 7/1/24 (FGIC)	1,590,000	1,539,343
	Scottsdale Water & Sewer Revenue
	Refunding 5.00% 7/1/19	600,000	618,084
			3,018,188
	Total Municipal Bonds
	(cost $60,694,265)		58,163,750

(continues)    5

Statements of net assets

Delaware Investments Arizona Municipal Income Fund, Inc.

Total Value of Securities – 152.58%
(cost $60,694,265)	$58,163,750
Receivables and Other Assets
Net of Liabilities – 13.00%z	4,955,852
Liquidation Value of Preferred Stock – (65.58%)	(25,000,000)
Net Assets Applicable to 2,982,200
Shares Outstanding – 100.00%	$38,119,602

Net Asset Value Per Common Share
($38,119,602 / 2,982,200 Shares)	$12.78

Components of Net Assets at September 30, 2008:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$40,780,234
Distributions in excess of net investment income	(3,697)
Accumulated net realized loss on investments	(126,420)
Net unrealized depreciation of investments	(2,530,515)
Total net assets	$38,119,602

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2008.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

z	Of this amount, $4,127,684 represents receivables for securities sold as of September 30, 2008.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

See accompanying notes

Delaware Investments Colorado Municipal Income Fund, Inc.

September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 146.06%
Education Revenue Bonds – 24.21%
Boulder County Development
Revenue (University Corporation
for Atmospheric Research)
5.00% 9/1/26 (MBIA)	$4,500,000	$4,299,749
Colorado Educational & Cultural
Facilities Authority Revenue
(Bromley Charter School Project)
Refunding 5.25% 9/15/32 (XLCA)	1,000,000	917,160
(Campus Village Apartments)
5.00% 6/1/23	1,065,000	964,879
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	3,000,000	2,583,690
(Littleton Charter School Project)
Refunding 4.375% 1/15/36 (CIFG)	1,200,000	929,412
(University of Northern Colorado)
Series A 5.00% 7/1/31 (MBIA)	2,500,000	2,275,275
Colorado State Board of Governors
(Colorado University) Series B
5.00% 3/1/35 (AMBAC)	1,800,000	1,638,054
University of Northern Colorado
Revenue Refunding
5.00% 6/1/35 (FSA)	2,000,000	1,852,920
		15,461,139
Electric Revenue Bond – 1.29%
Arkansas River Power Authority
Revenue Improvement
5.25% 10/1/32 (XLCA)	1,000,000	824,990
		824,990
Health Care Revenue Bonds – 6.78%
Colorado Health Facilities
Authority Revenue
(Evangelical Lutheran) 5.25% 6/1/23	1,000,000	899,450
(North Colorado Medical Center)
Refunding 5.95% 5/15/12 (MBIA)	880,000	894,529
(Porter Place) Series A
6.00% 1/20/36 (GNMA)	2,515,000	2,536,428
		4,330,407
Housing Revenue Bonds – 1.93%
Puerto Rico Housing Finance
Authority Sub-Cap
Foundation Modernization
5.125% 12/1/27	1,000,000	920,260
5.50% 12/1/18	300,000	312,429
		1,232,689
Lease Revenue Bonds – 5.72%
Glendale Certificates of Participation
5.00% 12/1/25 (XLCA)	1,500,000	1,392,060
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series M-2
5.50% 7/1/35 (AMBAC)	700,000	699,937
Westminster Building Authority
Certificates of Participation
5.25% 12/1/22 (MBIA)	1,555,000	1,559,385
		3,651,382
Local General Obligation Bonds – 13.26%
Adams & Arapahoe Counties Joint
School District #28J (Aurora)
5.25% 12/1/25 (MBIA)	2,000,000	1,959,960
Adams County School District #14
5.125% 12/1/31 (FSA)	500,000	478,090
Arapahoe County Water &
Wastewater Public Improvement
District Refunding Series A
5.125% 12/1/32 (MBIA)	1,000,000	952,680
Bowles Metropolitan District
Refunding 5.00% 12/1/33 (FSA)	2,000,000	1,867,020
Centennial Downs Metropolitan
District Refunding
5.00% 12/1/28 (AMBAC)	215,000	201,236
Green Valley Ranch Metropolitan
District Refunding
5.75% 12/1/19 (AMBAC)	1,000,000	1,024,340
Larimer County School District # R1
Poudre Refunding
5.00% 12/15/16	500,000	524,420
Sand Creek Metropolitan District
Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	422,370
Weld County School District #Re-4
5.00% 12/1/18 (FSA)	1,000,000	1,042,130
		8,472,246
§Pre-Refunded Bonds – 63.58%
Auraria Higher Education Center
Parking Facilities System
5.50% 4/1/26-10 (AMBAC)	2,485,000	2,595,980
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	2,000,000	2,119,360
Burlingame Multifamily
Housing Revenue Series A
6.00% 11/1/29-09 (MBIA)	2,290,000	2,402,439
Colorado Educational & Cultural
Facilities Authority
(University of Colorado
Foundation Project)
5.00% 7/1/27-12 (AMBAC)	4,000,000	4,248,880
(University of Denver Project)
Refunding & Improvement
5.50% 3/1/21-11 (AMBAC)	3,200,000	3,395,136
Series B 5.25% 3/1/35-16 (FGIC)	1,500,000	1,625,805
Colorado Water Resources & Power
Development Authority Revenue
Series A 5.80% 11/1/20-10 (FGIC)	1,220,000	1,298,690
Denver City & County Excise
Tax Revenue (Colorado
Convention Center Project)
5.00% 9/1/20-11 (FSA)	3,500,000	3,672,795
Denver Convention Center
Hotel Authority Series A
5.00% 12/1/33-13 (XLCA)	3,000,000	3,158,010

(continues)       7

Statements of net assets

Delaware Investments Colorado Municipal Income Fund, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
E-470 Public Highway Authority
Series A
5.75% 9/1/29-10 (MBIA)	$3,000,000	$3,219,960
5.75% 9/1/35-10 (MBIA)	1,700,000	1,824,644
Eagle County Certificates of Participation
5.40% 12/1/18-09 (MBIA)	1,000,000	1,045,360
Garfield Pitkin & Eagle County
School District #Re-1 (Roaring
Fork County) Series A
5.00% 12/15/27-14 (FSA)	1,500,000	1,614,705
Northwest Parkway Public
Highway Authority Series A
5.25% 6/15/41-11 (FSA)	4,150,000	4,424,481
Pueblo County (Library District Project)
5.80% 11/1/19-09 (AMBAC)	1,395,000	1,447,368
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series K
5.00% 7/1/40-15	500,000	536,180
Puerto Rico Electric Power
Authority Revenue Series RR
5.00% 7/1/35-15 (FGIC)	1,000,000	1,079,170
Weld & Adams Counties
School District #Re-3J
5.00% 12/15/24-14 (FSA)	830,000	893,470
		40,602,433
Special Tax Revenue Bonds – 13.48%
Broomfield Sales & Use Tax Revenue
Refunding & Improvement
Series A 5.00% 12/1/31 (AMBAC)	650,000	591,058
Denver Convention Center Hotel
Authority Revenue Refunding
5.00% 12/1/35 (XLCA)	1,690,000	1,301,537
Golden Sales & Use Tax Revenue
Improvement Series B
5.10% 12/1/20 (AMBAC)	1,000,000	1,001,960
Gypsum Sales Tax & General
Funding Revenue 5.25% 6/1/30
(Assured Gty)	1,000,000	992,250
Regional Transportation District
Colorado Sales Tax Revenue
(Fastracks Project) Series A
4.375% 11/1/31 (AMBAC)	1,250,000	1,043,688
4.50% 11/1/36 (FSA)	3,000,000	2,526,210
Westminster Supply Purpose Sales
& Use Tax Revenue Post Project
Series D 5.00% 12/1/22 (FSA)	1,180,000	1,152,069
		8,608,772
State General Obligation Bond – 3.50%
Puerto Rico Commonwealth
Refunding (Public Improvement)
Series A 5.50% 7/1/19 (MBIA)	2,250,000	2,233,575
		2,233,575
Transportation Revenue Bond – 1.43%
Denver City & County
Airport Revenue Series A
5.00% 11/15/25 (FGIC)	1,000,000	912,800
		912,800
Water & Sewer Revenue Bonds – 10.88%
Aurora Water Improvement Revenue
First Lien Series A
5.00% 8/1/32 (AMBAC)	750,000	703,305
Colorado Water Resources & Power
Development Authority Revenue
Un-Refunded Balance Series A
5.80% 11/1/20 (FGIC)	780,000	781,225
Colorado Water Resources & Power
Development Authority Water
Resources Revenue (Parker Water
& Sanitation District) Series D
5.125% 9/1/34 (MBIA)	1,500,000	1,387,680
5.25% 9/1/43 (MBIA)	2,000,000	1,864,480
Ute Water Conservancy District
Revenue 5.75% 6/15/20 (MBIA)	2,155,000	2,209,974
		6,946,664
Total Municipal Bonds
(cost $95,523,910)		93,277,097

•Short-Term Investments – 1.94%
Variable Rate Demand Notes – 1.94%
Colorado Educational & Cultural
Facilities Authority Revenue
(National Jewish Federation)
Series D3 4.25% 12/1/37
(LOC – JP Morgan Chase Bank)	700,000	700,000
Series D6 4.25% 9/1/38
(LOC – JP Morgan Chase Bank)	300,000	300,000
Colorado Health Facilities Authority
Revenue (Sisters Charity Health
Systems) Series B 7.95% 12/1/38
(SPA - JP Morgan Chase Bank)	240,000	240,000
Total Short-Term Investments
(cost $1,240,000)		1,240,000

Total Value of Securities – 148.00%
(cost $96,763,910)		94,517,097
Receivables and Other Assets
Net of Liabilities – 14.63%z		9,347,412
Liquidation Value of Preferred Stock – (62.63%)		(40,000,000)
Net Assets Applicable to 4,837,100
Shares Outstanding – 100.00%		$63,864,509

Net Asset Value Per Common Share
($63,864,509 / 4,837,100 Shares)		$13.20

Components of Net Assets at September 30, 2008:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund	$67,202,571
Distribution in excess of net investment income	(152,248)
Accumulated net realized loss on investments	(939,001)
Net unrealized depreciation of investments	(2,246,813)
Total net assets	$63,864,509

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2008.

z	Of this amount, $5,907,627 represents receivables for securities sold as of September 30, 2008.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
Assured Gty — Insured by the Assured Guaranty Corporation
CIFG — CDC IXIS Financial Guaranty
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
SPA — Stand by Purchase Agreement
XLCA — Insured by XL Capital Assurance

See accompanying notes

(continues)     9

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 144.72%
Corporate-Backed Revenue Bonds – 6.33%
Anoka County Solid Waste
Disposal (National Rural Utility)
Series A 6.95% 12/1/08 (AMT)	$155,000	$155,646
Cloquet Pollution Control Revenue
Refunding (Potlatch Project)
5.90% 10/1/26	5,500,000	4,850,341
Laurentian Energy Authority I
Cogeneration Revenue Series A
5.00% 12/1/21	3,325,000	2,893,182
Minneapolis Community Development
Agency Supported (Limited Tax
Common Bond Fund)
Series A 6.75% 12/1/25 (AMT)	865,000	868,806
Sartell Environmental Improvement
Revenue Refunding
(International Paper) Series A
5.20% 6/1/27	1,000,000	788,340
		9,556,315
Education Revenue Bonds – 5.52%
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College) Series 6-J1
5.00% 5/1/28	1,500,000	1,276,245
(College of St. Benedict) Series 5-W
5.00% 3/1/20	2,000,000	1,878,460
5.25% 3/1/24	300,000	275,574
(St. Catherine College) Series 5-N1
5.375% 10/1/32	1,500,000	1,319,370
(St. Mary‘s University) Series 5-U
4.80% 10/1/23	1,400,000	1,230,040
(St. Thomas University) Series 5-Y
5.00% 10/1/24	1,000,000	936,120
St. Cloud Housing &
Redevelopment Authority
Revenue (State University
Foundation Project)
5.00% 5/1/23	1,000,000	972,710
University of the Virgin Islands Series A
5.375% 6/1/34	500,000	434,640
		8,323,159
Electric Revenue Bonds – 20.98%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A
5.25% 10/1/25	250,000	241,015
Minnesota State Municipal Power
Agency Electric Revenue Series A
5.00% 10/1/34	4,500,000	3,997,620
5.25% 10/1/19	1,610,000	1,612,045
Southern Minnesota Municipal
Power Agency Supply System
Revenue Series A
5.25% 1/1/14 (AMBAC)	14,000,000	14,841,260
5.25% 1/1/15 (AMBAC)	3,000,000	3,185,010
5.25% 1/1/16 (AMBAC)	1,500,000	1,588,845
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 5.00% 1/1/30 (MBIA)	6,790,000	6,208,097
		31,673,892
Escrowed to Maturity Bonds – 17.90%
Dakota-Washington Counties
Housing & Redevelopment
Authority Revenue
(Bloomington Single Family
Residential Mortgage)
8.375% 9/1/21 (GNMA)
(FHA) (VA) (AMT)	8,055,000	10,222,762
Southern Minnesota Municipal
Power Agency Supply System
Revenue Series B
5.75% 1/1/11 (FGIC)	770,000	790,282
Refunding 5.50% 1/1/15 (AMBAC)	390,000	405,085
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,365,412
5.55% 11/1/23 (MBIA)	4,200,000	4,319,448
University of Minnesota Hospital &
Clinics 6.75% 12/1/16	2,580,000	2,938,362
University of Minnesota Series A
5.50% 7/1/21	4,000,000	4,262,080
Western Minnesota Municipal
Power Agency Supply Revenue
Series A 6.625% 1/1/16	1,535,000	1,721,303
		27,024,734
Health Care Revenue Bonds – 14.25%
Bemidji Health Care Facilities First
Mortgage Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	1,500,000	1,353,180
Glencoe Health Care Facilities
Revenue (Glencoe Regional
Health Services Project)
5.00% 4/1/25	2,000,000	1,706,280
Maple Grove Health Care
Facilities Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,750,000	1,501,605
(North Memorial Health Care)
5.00% 9/1/29	1,515,000	1,324,307

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Minneapolis Health Care
System Revenue (Fairview
Health Services) Series D
5.00% 11/15/34 (AMBAC)	$3,250,000	$2,796,982
Minnesota Agricultural & Economic
Development Board Revenue
Un-Refunded Balance (Fairview
Health Care System) Series A
5.75% 11/15/26 (MBIA)	100,000	100,273
6.375% 11/15/29	195,000	197,369
North Oaks Senior Housing
Revenue (Presbyterian Homes)
6.25% 10/1/47	1,500,000	1,353,915
Northfield Hospital Revenue
5.375% 11/1/31	750,000	633,255
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,301,789
St. Louis Park Health Care
Facilities Revenue Refunding
(Park Nicollet Health Services)
Series C 5.50% 7/1/23	1,000,000	942,070
St. Paul Housing & Redevelopment
Authority Health Care Facilities
Revenue (Allina Health System)
Series A 5.00% 11/15/18 (MBIA)	2,380,000	2,362,697
(Health Partners Obligation
Group Project) 5.25% 5/15/36	2,000,000	1,645,720
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	872,920
St. Paul Housing & Redevelopment
Authority Revenue (Franciscan
Health Project-Elderly)
5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,528,658
Winona Health Care Facilities
Revenue Refunding (Winona
Health Obligation Group)
5.00% 7/1/23	1,010,000	890,265
		21,511,285
Housing Revenue Bonds – 9.36%
Chanhassen Multifamily Housing
Revenue Refunding (Heritage
Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT)
(HUD Section 8)	1,105,000	1,081,132
Dakota County Housing &
Redevelopment Authority
Single Family Mortgage
Revenue 5.85% 10/1/30
(GNMA) (FNMA) (AMT)	11,000	10,333
@ Harmony Multifamily Housing
Revenue Refunding (Zedakah
Foundation Project) Series A
5.95% 9/1/20 (HUD Section 8)	1,000,000	877,750
Minneapolis Multifamily
Housing Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)
(LOC - U.S Bank N.A.)	930,000	933,971
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	845,000	845,025
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	1,798,520
(Sumner Housing Project)
Series A 5.15% 2/20/45
(GNMA) (AMT)	3,575,000	2,917,271
• Minnesota Housing Finance
Agency Residential Housing
Series D 4.75% 7/1/32 (AMT)	1,000,000	788,580
Minnesota State Housing Finance
Agency Revenue
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	811,950
Series D 5.95% 2/1/18 (MBIA)	130,000	130,277
(Residential Housing)
Series B-1 5.35% 1/1/33 (AMT)	1,770,000	1,548,325
Series I 5.15% 7/1/38 (AMT)	1,000,000	839,180
(Single Family Mortgage)
Series J 5.90% 7/1/28 (AMT)	935,000	887,100
Washington County Housing &
Redevelopment Authority
Revenue Refunding (Woodland
Park Apartments Project)
4.70% 10/1/32	750,000	664,733
		14,134,147
Lease Revenue Bonds – 9.56%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24	202,294	215,268
5.20% 2/1/29	402,370	432,804
Puerto Rico Public Buildings
Authority Revenue Un-Refunded
Balance (Guaranteed
Government Facilities Bonds)
Series D 5.25% 7/1/27	530,000	480,026
St. Paul Port Authority
Lease Revenue
(Cedar Street Office
Building Project)
5.00% 12/1/22	2,385,000	2,330,884
5.25% 12/1/27	4,800,000	4,697,472
(Robert Street Office
Building Project)
Series 3-11 5.00% 12/1/27	3,045,000	2,910,929
Series 9 5.25% 12/1/27	2,000,000	1,957,280

(continues)     11

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	$680,000	$590,777
5.375% 10/1/30	965,000	817,944
		14,433,384
Local General Obligation Bonds – 22.70%
Anoka-Hennepin Minnesota
Independent School District #11
Refunding Series A 5.00% 2/1/17	1,000,000	1,055,360
Centennial Independent
School District #12 Series A
5.00% 2/1/20 (FSA)	800,000	833,752
Dakota County Community
Development Agency
Governmental Housing
Refunding (Senior Housing
Facilities) Series A
5.00% 1/1/23	1,100,000	1,070,410
Duluth Independent School
District #709 Revenue
Certificates of Participation
Series A 4.25% 2/1/20 (FSA)	1,000,000	948,680
Farmington Independent School
District #192
Series A 5.00% 2/1/23 (FSA)	2,280,000	2,234,149
Series B 5.00% 2/1/27 (FSA)	1,500,000	1,457,805
Hennepin County Regional
Railroad Authority
5.00% 12/1/26	2,000,000	1,953,200
Hennepin County Series B
5.00% 12/1/18	2,300,000	2,350,968
Metropolitan Council Minneapolis-
St. Paul Metropolitan Area
Waste Water Treatment
Series C 5.00% 3/1/28	500,000	489,640
Minneapolis Refunding (Sports
Arena Project) 5.125% 10/1/20	750,000	750,915
Minneapolis Special School District #1
5.00% 2/1/19 (FSA)	1,175,000	1,192,296
Moorhead Economic Development
Authority Tax Increment Revenue
Series A 5.25% 2/1/25 (MBIA)	1,000,000	1,002,760
Moorhead Improvement Series B
5.00% 2/1/33 (MBIA)	3,250,000	3,066,440
Morris Independent School
District #769 5.00% 2/1/28 (MBIA)	3,750,000	3,924,038
Mounds View Independent
School District #621 Series A
5.00% 2/1/23 (FSA)	2,020,000	1,999,497
Robbinsdale Independent School
District #281 5.00% 2/1/21 (FSA)	500,000	501,030
St. Michael Independent School
District #885
5.00% 2/1/22 (FSA)	2,000,000	2,084,380
5.00% 2/1/24 (FSA)	1,125,000	1,172,464
Washington County Housing &
Redevelopment Authority
Refunding Series B
5.50% 2/1/22 (MBIA)	1,705,000	1,707,950
5.50% 2/1/32 (MBIA)	2,140,000	2,082,263
Willmar (Rice Memorial Hospital
Project) 5.00% 2/1/32 (FSA)	2,500,000	2,393,600
		34,271,597
§Pre-Refunded Bonds – 22.53%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24-14	291,106	309,777
5.20% 2/1/29-14	579,021	622,816
Duluth Economic Development
Authority Health Care Facilities
Revenue (Benedictine Health
System-St. Mary‘s Hospital)
5.25% 2/15/33-14	5,000,000	5,396,649
Metropolitan Council Minneapolis-
St. Paul Metropolitan Area
Transportation Revenue
Series C 5.00% 2/1/22-11	1,000,000	1,040,320
Minneapolis Community
Development Agency (Limited
Tax Common Bond Fund)
Series G-1 5.70% 12/1/19-11	1,100,000	1,170,290
Series G-3 5.45% 12/1/31-11	1,000,000	1,065,140
Minneapolis Health Care
System Revenue
(Allina Health Systems) Series A
5.75% 11/15/32-12	3,200,000	3,497,984
(Fairview Health Services) Series A
5.625% 5/15/32-12	2,750,000	2,984,190
Minnesota Agricultural & Economic
Development Board Revenue
(Fairview Health Care System)
Series A 6.375% 11/15/29-10	6,105,000	6,626,732
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series D
5.25% 7/1/38-12	1,000,000	1,067,700
Puerto Rico Commonwealth Public
Improvement Revenue Series A
5.00% 7/1/27-12	1,250,000	1,326,863
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series D
5.25% 7/1/27-12	1,470,000	1,553,555

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Rochester Electric Utility Revenue
5.25% 12/1/30-10 (AMBAC)	$600,000	$632,670
Southern Minnesota Municipal
Power Agency Supply
Revenue Refunding Series A
5.75% 1/1/18-13	3,715,000	3,889,642
St. Louis Park Health Care
Facilities Revenue (Park Nicollet
Health Services) Series B
5.25% 7/1/30-14	1,250,000	1,351,850
Waconia Health Care Facilities
Revenue (Ridgeview Medical
Center Project) Series A
6.10% 1/1/19-10 (RADIAN)	1,405,000	1,467,565
		34,003,743
Special Tax Revenue Bonds – 4.43%
Minneapolis Art Center Facilities
Revenue (Walker Art Center
Project) 5.125% 7/1/21	4,250,000	4,250,722
Minneapolis Community
Development Agency
Supported Common Bond Fund
Series 5 5.70% 12/1/27	375,000	372,848
Minneapolis Development Revenue
(Limited Tax Supported
Common Bond Fund) Series 1
5.50% 12/1/24 (AMT)	1,000,000	926,090
Puerto Rico Commonwealth
Infrastructure Financing
Authority Special Tax Revenue
Series B 5.00% 7/1/46	800,000	673,448
Virgin Islands Public Finance
Authority Revenue (Senior Lien
Matching Fund Loan Notes)
Series A 5.25% 10/1/23	500,000	454,950
		6,678,058
State General Obligation Bonds – 3.30%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.00% 7/1/16 (Assured Gty)	750,000	762,473
5.25% 7/1/15	1,100,000	1,113,310
5.50% 7/1/17	1,100,000	1,109,405
Refunding 5.50% 7/1/19 (MBIA)	1,000,000	992,700
Puerto Rico Government
Development Bank Senior
Notes Series B 5.00% 12/1/14	1,000,000	1,006,630
		4,984,518
Transportation Revenue Bonds – 7.86%
Minneapolis-St. Paul Metropolitan
Airports Commission Revenue
Series A
5.00% 1/1/22 (MBIA)	3,000,000	2,887,200
5.00% 1/1/28 (MBIA)	2,120,000	1,964,053
5.25% 1/1/16 (MBIA)	1,000,000	1,035,320
Series B
5.00% 1/1/35 (AMBAC)	2,000,000	1,820,480
5.25% 1/1/24 (FGIC) (AMT)	1,000,000	885,390
St. Paul Housing & Redevelopment
Authority Parking Revenue
(Block 19 Ramp Project)
Series A 5.35% 8/1/29 (FSA)	3,350,000	3,271,643
		11,864,086
Total Municipal Bonds
(cost $225,454,462)		218,458,918

•Short-Term Investment – 0.20%
Variable Rate Demand Note – 0.20%
St. Paul Housing & Redevelopment
Authority Revenue
(Pur-Cretin-Derham Hall Project)
8.07% 2/1/26	300,000	300,000
Total Short-Term Investment
(cost $300,000)		300,000

Total Value of Securities – 144.92%
(cost $225,754,462)		218,758,918
Receivables and Other Assets
Net of Liabilities – 18.01%z		27,191,459
Liquidation Value of Preferred Stock – (62.93%)		(95,000,000)
Net Assets Applicable to 11,504,975
Shares Outstanding – 100.00%		$150,950,377

Net Asset Value Per Common Share
($150,950,377 / 11,504,975 Shares)		$ 13.12

Components of Net Assets at September 30, 2008:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$158,750,422
Distributions in excess of net investment income		(39,949)
Accumulated net realized loss on investments		(764,552)
Net unrealized depreciation of investments		(6,995,544)
Total net assets		$150,950,377

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2008.

z	Of this amount, $42,418,567 represents receivables for securities sold and $18,400,524 represents payables for securities purchased as of September 30, 2008.

@	Illiquid Security. At September 30, 2008 the aggregate amount of illiquid securities was $877,750, which represented 0.58% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

(continues) 13

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
Assured Gty — Insured by Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration

See accompanying notes

Delaware Investments National Municipal Income Fund

September 30, 2008 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 151.63%
Corporate-Backed Revenue Bonds – 7.66%
• Brazos, Texas Harbor Industrial
Development Environmental
Facilities Revenue (Dow Chemical
Project) 5.90% 5/1/38	$250,000	$221,390
• Chesapeake, Virginia Economic
Development Authority Pollution
Control Revenue (Virginia
Electric & Power Project) Series A
3.60% 2/1/32	500,000	490,625
Iowa Finance Authority Pollution
Control Facilities Revenue
Refunding (Interstate Power)
5.00% 7/1/14 (FGIC)	500,000	491,875
Jasper County, Indiana Pollution
Control Revenue Refunding
Series B 5.60% 11/1/16 (MBIA)	265,000	261,468
Tobacco Settlement Financing
Revenue, New York
(Asset-Backed) Series A-1
5.25% 6/1/21 (AMBAC)	500,000	496,309
Tobacco Settlement Revenue
Management Authority,
South Carolina Refunding
5.00% 6/1/18	295,000	283,153
		2,244,820
Education Revenue Bonds – 3.45%
California Statewide Communities
Development Authority
Student Housing Revenue
(Irvine, LLC - UCI East Campus)
6.00% 5/15/23	470,000	460,562
Marietta, Georgia Development
Authority Revenue Refunding
(Life University Income Project)
7.00% 6/15/39	230,000	211,612
Maryland State Economic
Development Student Housing
Revenue (University of
Maryland College Park Projects)
5.75% 6/1/33	370,000	339,046
		1,011,220
Electric Revenue Bond – 3.22%
JEA Florida Electric Systems Revenue
Series 3-A 5.00% 10/1/34 (FSA)	1,000,000	944,460
		944,460
Health Care Revenue Bonds – 20.91%
Albany, New York Industrial
Development Agency Civic
Facility Revenue (St. Peter‘s
Hospital Project) Series A
5.25% 11/15/32	500,000	425,970
Allegheny County, Pennsylvania
Hospital Development Authority
Revenue (University of Pittsburgh
Medical Center) Series A
5.00% 9/1/14	500,000	507,655
Arizona Health Facilities Authority
Revenue (Banner Health) Series A
5.00% 1/1/17	310,000	306,063
Escambia County, Florida Health
Facilities Authority
(VHA Loan Program)
5.95% 7/1/20 (AMBAC)	355,000	360,392
Lee Memorial Health System Board
of Directors Florida Revenue
Refunding Series A
5.00% 4/1/20 (FSA)	1,000,000	986,670
• Maryland State Health & Higher
Education Facilities Authority
Revenue (Johns Hopkins Health
Systems) 5.00% 5/15/48	115,000	119,123
Massachusetts State Health &
Education Facilities Authority
Revenue (Caregroup) Refunding
Series E-2 5.375% 7/1/19	500,000	491,355
Ohio State Higher Education Facility
Commission Revenue (Cleveland
Clinic Health System Obligation
Group) Series A 5.25% 1/1/21	475,000	460,361
Orange County, Florida Health
Facilities Authority Revenue
(Orlando Regional Healthcare)
Series A 6.25% 10/1/18 (MBIA)	2,000,000	2,142,999
Scottsdale, Arizona Industrial
Development Authority
Hospital Revenue Refunding
(Scottsdale Healthcare)
Series A 5.00% 9/1/23	360,000	324,821
		6,125,409
Housing Revenue Bonds – 14.78%
California Housing Finance Agency
Revenue (Home Mortgage)
Series M 5.95% 8/1/25 (AMT)	250,000	238,038
Florida Housing Finance Agency
(Homeowner Mortgage) Series 2
5.90% 7/1/29 (MBIA) (AMT)	330,000	333,746
Leigh Meadows Apartments)
Series N 6.30% 9/1/36 (AMBAC)
(AMT) (HUD Section 8)	2,510,000	2,439,267
Volusia County, Florida Multifamily
Housing Finance Authority
(San Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	1,500,000	1,317,270
		4,328,321
Lease Revenue Bonds – 20.02%
Broward County, Florida School
Board Certificates of Participation
Series A 5.25% 7/1/24 (FSA)	1,000,000	955,530
Florida State Municipal Loan
Council Revenue Series A
5.00% 2/1/35 (MBIA)	2,000,000	1,792,620

(continues) 15

Statements of net assets

Delaware Investments National Municipal Income Fund

		Principal
		Amount	Value
	Municipal Bonds (continued)
	Lease Revenue Bonds (continued)
	New York State Dormitory Authority
	Revenues State Supported
	Debt (Mental Health Services
	Facilities Improvement) Series B
	5.00% 2/15/19 (FSA)	$550,000	$553,548
	Orange County, Florida School
	Board Certificates of Participation
	Series A 5.00% 8/1/27 (MBIA)	1,250,000	1,160,550
	Palm Beach County, Florida School
	Board Certificates of Participation
	Series D 5.00% 8/1/28 (FSA)	1,500,000	1,403,130
			5,865,378
	Local General Obligation Bonds – 9.64%
	Harris County, Texas Flood Control
	District Refunding Series A
	5.25% 10/1/18	1,000,000	1,043,900
	New York City, New York Fiscal 2009
	Sub-Series A-1 5.25% 8/15/21	250,000	248,783
	Northside, Texas Independent School
	District 5.25% 8/15/21
	(PSF Guaranteed)	1,000,000	1,015,960
	Waco, Texas Independent
	School District Refunding
	5.25% 8/15/19 (PSF Guaranteed)	500,000	514,730
			2,823,373
	§Pre-Refunded Bonds – 9.05%
	Florida State Board of Education
	(Capital Outlay Public Education)
	Series C 6.00% 6/1/21-10 (FGIC)	1,000,000	1,066,110
	Puerto Rico Commonwealth
	Highway & Transportation
	Authority Revenue Series K
	5.00% 7/1/40-15	500,000	536,180
	Tampa, Florida Utility Tax
	Improvement Series A
	6.125% 10/1/19-09 (AMBAC)	1,000,000	1,047,530
			2,649,820
	Special Tax Revenue Bonds – 26.52%
	Florida State Department of
	Transportation (Right of Way)
	5.00% 7/1/31 (FGIC)	1,525,000	1,451,266
	Jacksonville, Florida Sales Tax
	Revenue (Better Jacksonville)
	5.00% 10/1/30 (MBIA)	1,500,000	1,434,450
	Jacksonville, Florida Transportation
	Revenue 5.25% 10/1/29 (MBIA)	2,000,000	1,979,919
Ω	Miami-Dade County, Florida
	Special Obligation (Capital
	Appreciation & Income) Series B
	5.00% 10/1/35 (MBIA)	2,000,000	1,563,080
	New York State Toll Way Authority
	(State Personal Income Tax
	Revenue - Transportation)
	Series A 5.00% 3/15/22	425,000	419,178
	Seminole County, Florida Sales
	Tax Revenue Series A
	5.00% 10/1/31 (MBIA)	1,000,000	920,510
			7,768,403
	State General Obligation Bonds – 5.10%
	Puerto Rico Commonwealth
	Refunding (Public Improvement)
	Series A
	5.00% 7/1/16 (Assured Gty)	250,000	254,158
	5.50% 7/1/19 (MBIA)	1,250,000	1,240,875
			1,495,033
	Transportation Revenue Bonds – 13.09%
	Florida Ports Financing Commission
	Revenue (State Transportation
	Trust Fund) 5.375% 6/1/27
	(MBIA) (AMT)	1,000,000	874,860
	Miami-Dade County, Florida
	Aviation Revenue (Miami
	International Airport) Series B
	5.00% 10/1/37 (FGIC)	1,960,000	1,721,291
	North Texas Tollway Authority
	Revenue (First Tier) Refunding
	Series A 6.00% 1/1/19	500,000	523,055
	Triborough, New York Bridge &
	Tunnel Authority
	Series A 5.00% 11/15/17	335,000	349,931
	•Series B-3 5.00% 11/15/38	350,000	365,166
			3,834,303
	Water & Sewer Revenue Bonds – 18.19%
	Arizona Water Quality Infrastructure
	Finance Authority Series A
	5.00% 10/1/19	500,000	517,920
	California State Department Water
	Resources (Central Valley Project)
	Series AE 5.00% 12/1/20	450,000	460,085
	Cape Coral, Florida Water &
	Sewer Revenue
	4.75% 10/1/31 (AMBAC)	1,000,000	876,760
	JEA Florida Water & Sewer Systems
	Revenue Sub-Second Crossover
	Series B 5.00% 10/1/25 (MBIA)	1,000,000	941,020
	Riviera Beach, Florida Utility Special
	District Water & Sewer Revenue
	5.00% 10/1/34 (FGIC)	1,200,000	1,031,747
	Village Center Community
	Development District, Florida
	Utility Revenue
	5.00% 10/1/36 (MBIA)	670,000	582,103
	Winter Haven, Florida Utility Systems
	Revenue 5.00% 10/1/30 (MBIA)	1,000,000	919,900
			5,329,535
	Total Municipal Bonds
	(cost $47,629,193)		44,420,075

	Principal
	Amount	Value
•Short-Term Investments – 5.29%
Variable Rate Demand Notes – 5.29%
Allegheny County, Pennsylvania
Industrial Development Authority
Revenue (Oakland Catholic High
School Project) 8.25% 6/1/38
(LOC – PNC Bank N.A.)	$250,000	$250,000
Colorado Educational & Cultural
Facilities Authority (National
Jewish Federation)
Series D-3 4.25% 12/1/37
(LOC - JP Morgan Chase Bank)	200,000	200,000
Series D-6 4.25% 9/1/38
(LOC – JP Morgan Chase Bank)	500,000	500,000
Massachusetts State Health &
Educational Facilities Authority
(Harvard University) Series R
3.75% 11/1/49	600,000	600,000
Total Short-Term Investments
(cost $1,550,000)		1,550,000

Total Value of Securities – 156.92%
(cost $49,179,193)		45,970,075
Receivables and Other Assets
Net of Liabilities – 11.35%z		3,324,366
Liquidation Value of Preferred Stock – (68.27%)		(20,000,000)
Net Assets Applicable to 2,422,200
Shares Outstanding – 100.00%		$29,294,441

Net Asset Value Per Common Share
($29,294,441 / 2,422,200 Shares)		$12.09

Components of Net Assets at September 30, 2008:
Common stock, $0.01 par value, unlimited shares
authorized to the Fund		$33,300,621
Distributions in excess of net investment income		(13,608)
Accumulated net realized loss on investments		(783,454)
Net unrealized depreciation of investments		(3,209,118)
Total net assets		$29,294,441

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2008.

z	Of this amount, $3,006,598 represents receivables for securities sold as of September 30, 2008.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
Assured Gty — Insured by Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
PSF — Permanent School Fund
VHA — Veterans Health Administration

See accompanying notes

Statements of operations

Delaware Investments Closed-End Municipal Bond Funds

Six Months Ended September 30, 2008 (Unaudited)

	Delaware	Delaware	Delaware	Delaware
	Investments	Investments	Investments	Investments
	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Income	Income	Income	Income
	Fund, Inc.	Fund, Inc.	Fund II, Inc.	Fund
Investment Income:
Interest	$1,555,451	$2,575,189	$6,424,846	$1,243,783

Expenses:
Management fees	132,685	217,369	516,499	104,893
Interest and related expenses	—	—	152,154	—
Remarketing agent fees	31,772	51,389	120,729	25,833
Legal fees	14,345	24,151	41,493	13,744
Accounting and administration expenses	13,269	21,737	51,652	10,490
Reports and statements to shareholders	9,782	13,405	28,034	6,783
Dividend disbursing and transfer agent fees and expenses	8,708	12,938	35,956	15,026
Rating agency fees	6,713	6,400	17,081	6,713
Audit and tax	6,537	7,244	9,672	6,335
Taxes (other than taxes on income)	3,000	4,763	2,251	—
Pricing fees	2,229	2,614	5,827	1,609
Stock exchange fees	1,371	2,224	5,698	1,114
Directors’/Trustees’ fees	1,070	1,780	4,228	842
Insurance fees	722	951	7,815	460
Custodian fees	443	646	1,399	438
Registration fees	254	254	254	254
Dues and services	247	647	1,448	362
Consulting fees	187	308	738	143
Directors’/Trustees’ expenses	80	133	315	63
	233,414	368,953	1,003,243	195,102
Less expense paid indirectly	(420)	(606)	(1,352)	(416)
Total operating expenses	232,994	368,347	1,001,891	194,686
Net Investment Income	1,322,457	2,206,842	5,422,955	1,049,097

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments	(115,854)	(701,187)	(815,802)	(582,764)
Net change in unrealized appreciation/depreciation of investments	(3,066,599)	(4,190,499)	(11,537,797)	(2,487,064)
Net Realized and Unrealized Loss on Investments	(3,182,453)	(4,891,686)	(12,353,599)	(3,069,828)

Dividends on Preferred Stock	(419,715)	(713,832)	(1,627,191)	(335,772)
Net Decrease in Net Assets Resulting from Operations	$(2,279,711)	$(3,398,676)	$(8,557,835)	$(2,356,503)

See accompanying notes

Statements of changes in net assets

Delaware Investments Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Arizona Municipal		Colorado Municipal
	Income Fund, Inc.		Income Fund, Inc.

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/08	3/31/08	9/30/08	3/31/08
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,322,457	$2,702,193	$2,206,842	$4,531,590
Net realized gain (loss) on investments	(115,854)	(28,897)	(701,187)	258,749
Net change in unrealized appreciation/depreciation of investments	(3,066,599)	(2,303,717)	(4,190,499)	(3,201,151)
Dividends on preferred stock	(419,715)	(999,630)	(713,832)	(1,516,756)
Net increase (decrease) in net assets resulting from operations	(2,279,711)	(630,051)	(3,398,676)	72,432

Dividends and Distributions to Common Shareholders from:
Net investment income	(894,660)	(1,819,142)	(1,709,915)	(3,482,712)
Net realized gain on investments	—	(172,967)	—	(672,357)
	(894,660)	(1,992,109)	(1,709,915)	(4,155,069)

Net Decrease in Net Assets	(3,174,371)	(2,622,160)	(5,108,591)	(4,082,637)

Net Assets:
Beginning of period	41,293,973	43,916,133	68,973,100	73,055,737
End of period	$38,119,602	$41,293,973	$63,864,509	$68,973,100

Undistributed (Distributions in excess of) net investment income	$(3,697)	$(15,481)	$(152,248)	$37,773

	Delaware Investments		Delaware Investments
	Minnesota Municipal		National Municipal
	Income Fund II, Inc.		Income Fund

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/08	3/31/08	9/30/08	3/31/08
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,422,955	$11,067,616	$1,049,097	$2,225,929
Net realized gain (loss) on investments	(815,802)	95,113	(582,764)	(200,690)
Net change in unrealized appreciation/depreciation of investments	(11,537,797)	(7,753,436)	(2,487,064)	(2,402,718)
Dividends on preferred stock	(1,627,191)	(3,654,473)	(335,772)	(789,957)
Net decrease in net assets resulting from operations	(8,557,835)	(245,180)	(2,356,503)	(1,167,436)

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,796,642)	(7,593,284)	(714,549)	(1,616,819)
Net realized gain on investments	—	—	—	(106,577)
	(3,796,642)	(7,593,284)	(714,549)	(1,723,396)

Net Decrease in Net Assets	(12,354,477)	(7,838,464)	(3,071,052)	(2,890,832)

Net Assets:
Beginning of period	163,304,854	171,143,318	32,365,493	35,256,325
End of period	$150,950,377	$163,304,854	$29,294,441	$32,365,493

Distributions in excess of net investment income	$(39,949)	$(58,932)	$(13,608)	$(12,384)

See accompanying notes

Financial highlights

Delaware Investments Arizona Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.850	$14.730	$14.730	$15.070	$15.570	$15.480

Income (loss) from investment operations:
Net investment income	0.444	0.906	0.932	0.951	0.956	1.020
Net realized and unrealized gain (loss) on investments	(1.073)	(0.783)	0.160	(0.177)	(0.332)	0.276
Dividends on preferred stock from:
Net investment income	(0.141)	(0.312)	(0.297)	(0.232)	(0.118)	(0.075)
Net realized gain on investments	—	(0.023)	(0.013)	(0.002)	(0.003)	(0.016)
Total dividends on preferred stock	(0.141)	(0.335)	(0.310)	(0.234)	(0.121)	(0.091)
Total from investment operations	(0.770)	(0.212)	0.782	0.540	0.503	1.205

Less dividends and distributions to common shareholders from:
Net investment income	(0.300)	(0.610)	(0.750)	(0.860)	(0.960)	(0.960)
Net realized gain on investments	—	(0.058)	(0.032)	(0.020)	(0.043)	(0.155)
Total dividends and distributions	(0.300)	(0.668)	(0.782)	(0.880)	(1.003)	(1.115)

Net asset value, end of period	$12.780	$13.850	$14.730	$14.730	$15.070	$15.570

Market value, end of period	$12.050	$12.390	$14.790	$15.980	$15.390	$16.560

Total investment return based on:[2]
Market value	(0.37% )	(11.86% )	(2.58% )	9.74%	(0.78% )	14.64%
Net asset value	(5.47% )	(1.08% )	5.26%	3.31%	3.34%	7.86%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$38,120	$41,294	$43,916	$43,923	$44,936	$46,429
Ratio of expenses to average net assets applicable to common shares[3]	1.12%	1.07%	1.05%	1.03%	1.18%	1.05%
Ratio of net investment income to average net assets
applicable to common shares[3]	6.38%	6.34%	6.34%	6.28%	6.34%	6.63%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.35%	3.99%	4.23%	4.72%	5.54%	6.04%
Portfolio turnover	5%	18%	17%	2%	8%	30%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Net asset coverage per share of preferred shares, end of period	$126,239	$132,588	$137,832	$137,847	$139,872	$142,858
Liquidation value per share of preferred shares[5]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] Excluding any accumulated but unpaid dividends.

See accompanying notes

Delaware Investments Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$14.260	$15.100	$15.260	$15.580	$16.110	$15.920

Income (loss) from investment operations:
Net investment income	0.456	0.937	0.985	1.018	1.019	1.043
Net realized and unrealized gain (loss) on investments	(1.015)	(0.604)	0.069	(0.129)	(0.432)	0.324
Dividends on preferred stock from:
Net investment income	(0.148)	(0.264)	(0.274)	(0.213)	(0.124)	(0.077)
Net realized gain on investments	—	(0.050)	(0.019)	(0.006)	(0.003)	(0.013)
Total dividends on preferred stock	(0.148)	(0.314)	(0.293)	(0.219)	(0.127)	(0.090)
Total from investment operations	(0.707)	0.019	0.761	0.670	0.460	1.277

Less dividends and distributions to common shareholders from:
Net investment income	(0.353)	(0.720)	(0.850)	(0.960)	(0.960)	(0.960)
Net realized gain on investments	—	(0.139)	(0.071)	(0.030)	(0.030)	(0.127)
Total dividends and distributions	(0.353)	(0.859)	(0.921)	(0.990)	(0.990)	(1.087)

Net asset value, end of period	$13.200	$14.260	$15.100	$15.260	$15.580	$16.110

Market value, end of period	$12.550	$15.060	$15.940	$18.650	$17.180	$16.960

Total investment return based on:[2]
Market value	(14.61% )	(0.14% )	(9.86% )	14.64%	7.42%	8.76%
Net asset value	(5.15% )	(0.19% )	4.35%	3.44%	2.56%	8.05%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$63,865	$68,973	$73,056	$73,833	$75,364	$77,903
Ratio of expenses to average net assets applicable to common shares[3]	1.07%	1.03%	1.01%	0.95%	1.03%	1.01%
Ratio of net investment income to average net assets
applicable to common shares[3]	6.41%	6.37%	6.49%	6.51%	6.51%	6.54%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.34%	4.23%	4.56%	5.11%	5.69%	5.98%
Portfolio turnover	9%	16%	11%	12%	5%	13%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$40,000	$40,000	$40,000	$40,000	$40,000	$40,000
Net asset coverage per share of preferred shares, end of period	$129,831	$136,216	$141,320	$142,291	$144,205	$147,379
Liquidation value per share of preferred shares[5]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] Excluding any accumulated but unpaid dividends.

See accompanying notes

(continues)     21

Financial highlights

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$14.190	$14.880	$14.730	$14.890	$15.280	$15.060

Income (loss) from investment operations:
Net investment income	0.471	0.962	0.963	0.971	1.025	1.093
Net realized and unrealized gain (loss) on investments	(1.070)	(0.674)	0.225	0.012	(0.237)	0.207
Dividends on preferred stock from:
Net investment income	(0.141)	(0.318)	(0.298)	(0.243)	(0.128)	(0.082)
Total dividends on preferred stock	(0.141)	(0.318)	(0.298)	(0.243)	(0.128)	(0.082)
Total from investment operations	(0.740)	(0.030)	0.890	0.740	0.660	1.218

Less dividends to common shareholders from:
Net investment income	(0.330)	(0.660)	(0.740)	(0.900)	(1.050)	(0.998)
Total dividends	(0.330)	(0.660)	(0.740)	(0.900)	(1.050)	(0.998)

Net asset value, end of period	$13.120	$14.190	$14.880	$14.730	$14.890	$15.280

Market value, end of period	$11.670	$13.450	$14.640	$16.200	$16.370	$16.800

Total investment return based on:[2]
Market value	(11.05% )	(3.58% )	(5.13% )	4.73%	4.02%	16.87%
Net asset value	(5.22% )	0.08%	6.05%	4.69%	4.03%	7.99%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$150,950	$163,305	$171,143	$169,481	$107,958	$110,828
Ratio of expenses to average net assets
applicable to common shares[3,5]	1.22%	1.18%	1.20%	1.07%	1.00%	0.93%
Ratio of net investment income to average net assets
applicable to common shares[3]	6.63%	6.61%	6.52%	6.45%	6.85%	7.23%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.64%	4.43%	4.50%	4.86%	6.00%	6.69%
Portfolio turnover	20%	6%	3%	8%	15%	34%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$95,000	$95,000	$95,000	$95,000	$60,000	$60,000
Net asset coverage per share of preferred shares, end of period	$129,448	$135,950	$140,075	$139,200	$139,965	$142,357
Liquidation value per share of preferred shares[6]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.

[5] The ratio of expenses to average net assets applicable to common shares includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs for the period ended September 30, 2008 and years ended March 31, 2008 and 2007. See Notes 1 and 7 in “Notes to financial statements”.

[6] Excluding any accumulated but unpaid dividends.

See accompanying notes

Delaware Investments National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
	(Unaudited)
Net asset value, beginning of period	$13.360	$14.560	$14.650	$15.340	$16.200	$16.370

Income (loss) from investment operations:
Net investment income	0.433	0.919	0.960	1.017	1.057	1.088
Net realized and unrealized gain (loss) on investments	(1.269)	(1.081)	0.141	(0.236)	(0.675)	(0.130)
Dividends on preferred stock from:
Net investment income	(0.139)	(0.311)	(0.285)	(0.202)	(0.114)	(0.082)
Net realized gain on investments	—	(0.015)	(0.018)	(0.055)	(0.009)	(0.005)
Total dividends on preferred stock	(0.139)	(0.326)	(0.303)	(0.257)	(0.123)	(0.087)
Total from investment operations	(0.975)	(0.488)	0.798	0.524	0.259	0.871

Less dividends and distributions to common shareholders from:
Net investment income	(0.295)	(0.668)	(0.820)	(0.970)	(1.020)	(0.995)
Net realized gain on investments	—	(0.044)	(0.068)	(0.244)	(0.099)	(0.046)
Total dividends and distributions	(0.295)	(0.712)	(0.888)	(1.214)	(1.119)	(1.041)

Net asset value, end of period	$12.090	$13.360	$14.560	$14.650	$15.340	$16.200

Market value, end of period	$9.350	$11.950	$14.530	$16.050	$15.050	$16.650

Total investment return based on:[2]
Market value	(19.74% )	(13.11% )	(4.12% )	14.75%	(3.02% )	18.04%
Net asset value	(7.18% )	(3.05% )	5.27%	2.76%	1.59%	5.59%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$29,294	$32,365	$35,256	$35,492	$37,166	$39,244
Ratio of expenses to average net assets
applicable to common shares[3]	1.20%	1.16%	1.10%	1.07%	1.24%	1.11%
Ratio of net investment income to average net assets
applicable to common shares[3]	6.45%	6.54%	6.58%	6.70%	6.75%	6.70%
Ratio of net investment income to average net assets
applicable to common shares net of dividends to preferred shares[4]	4.38%	4.22%	4.51%	5.01%	5.97%	6.16%
Portfolio turnover	40%	17%	9%	28%	11%	3%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$20,000	$20,000	$20,000	$20,000	$20,000	$20,000
Net asset coverage per share of preferred shares, end of period	$123,236	$130,914	$138,141	$138,731	$142,915	$148,110
Liquidation value per share of preferred shares[5]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] Excluding any accumulated but unpaid dividends.

See accompanying notes

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

September 30, 2008 (Unaudited)

Delaware Investments Arizona Municipal Income Fund, Inc. (Arizona Municipal Fund), Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund, (National Municipal Fund) is organized as a Massachusetts Business Trust (each referred to as a Fund and collectively as the Funds). Arizona Municipal Fund, Colorado Municipal Fund, Minnesota Municipal Fund II and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ common shares trade on the NYSE Alternext, the successor to the American Stock Exchange. The Funds’ preferred shares are traded privately through a remarketing agent.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Each Fund, except National Municipal Income Fund, will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value many foreign securities at one time using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes — The Funds intend to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Minnesota Municipal Fund II’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

The Minnesota Municipal Fund II sold out of its inverse floater positions on September 29, 2008. As of the period ended September 29, 2008, the Fund had an average daily liability from the participation in inverse floater programs of $8,500,000 and recorded interest expense at an average rate of 3.57%.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees and on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average weekly net assets of each Fund, excluding the liquidation value of the preferred stock.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% o of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended September 30, 2008, the Funds were charged as follows:

Arizona	Colorado	Minnesota	National
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund II	Fund
$1,659	$2,717	$6,456	$1,311

At September 30, 2008, each Fund had liabilities payable to affiliates as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Investment management fee payable to DMC	$21,837	$35,762	$84,980	$17,142
Accounting administration and other expenses
payable to DSC	10,950	9,767	1,325	12,353
Other expenses payable to DMC and affiliates*	11,261	17,546	31,086	14,595

* DMC as part of its administrative services pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors/trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2008, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Arizona	Colorado	Minnesota	National
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund II	Fund
$1,362	$2,264	$5,379	$1,066

Directors’/Trustees’ fees include expenses accrued by the Funds for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Purchases	$1,482,740	$4,588,214	$24,648,090	$9,881,545
Sales	5,101,590	13,253,928	46,346,191	12,649,207

(continues)     25

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

3. Investments (continued)

At September 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2008, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Cost of investments	$60,680,342	$96,762,126	$225,403,588	$49,179,193
Aggregate unrealized appreciation	$1,235,962	$2,656,116	$4,916,577	$165,686
Aggregate unrealized depreciation	(3,752,554)	(4,901,145)	(11,561,247)	(3,374,804)
Net unrealized depreciation	$(2,516,592)	$(2,245,029)	$(6,644,670)	$(3,209,118)

Effective April 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Funds’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Level 1	$—	$—	$—	$—
Level 2	58,163,750	94,517,097	218,758,918	45,970,075
Level 3	—	—	—	—
Total	$58,163,750	$94,517,097	$218,758,918	$45,970,075

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2008 and the year ended March 31, 2008 was as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Six Months Ended 9/30/08*
Total Tax-exempt income	$1,314,375	$2,423,747	$5,423,833	$1,050,321
Year Ended 3/31/08
Ordinary income	$58,659	$—	$32,679	$60,768
Tax-exempt income	2,700,762	4,758,605	11,215,078	2,310,133
Long-term capital gain	232,318	913,220	—	142,452
Total	$2,991,739	$5,671,825	$11,247,757	$2,513,353

*Tax information for the six months ended September 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2008, the estimated components of net assets on a tax basis were as follows:

	Arizona	Colorado	Minnesota	National
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund II	Fund
Shares of beneficial interest	$40,780,234	$67,202,571	$158,750,422	$33,300,621
Distributions payable	(58,785)	(152,248)	(267,027)	(47,028)
Undistributed tax-exempt income	55,088	—	227,078	33,420
Realized loss 4/1/08 – 9/30/08	(140,343)	(940,785)	(921,380)	(764,858)
Capital loss carryforwards as of 3/31/08	—	—	(194,046)	(18,596)
Unrealized depreciation of investments	(2,516,592)	(2,245,029)	(6,644,670)	(3,209,118)
Net assets	$38,119,602	$63,864,509	$150,950,377	$29,294,441

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, and tax treatment of market discount on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2008, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Arizona	Colorado	Minnesota
	Municipal	Municipal	Municipal
	Fund	Fund	Fund II
Paid-in capital	$—	$(35,539)	$—
Distributions in excess of net investment income	3,702	26,884	19,861
Accumulated net realized gain (loss)	(3,702)	8,655	(19,861)

(continues)     27

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2008 will expire as follows:

	Minnesota	National
	Municipal	Municipal
	Fund II	Fund
2009	$175,804	$ —
2010	8,416	—
2013	9,826	—
2016	—	18,596
Total	$194,046	$18,596

6. Capital Stock

Pursuant to their articles of incorporation, Arizona Municipal Fund, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2008. Shares issuable under the Funds’ dividend reinvestment plan are purchased by the Funds’ transfer agent, Mellon Investor Services, LLC, in the open market.

For the six months ended September 30, 2008, the Funds did not have any transactions in common shares.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for National Municipal Fund, which has an unlimited amount of $0.01 par value preferred shared authorized. As of September 30, 2008, the Arizona Municipal Fund currently has 250 Series A and 250 Series B preferred shares issued. Colorado Municipal Fund has 400 Series A and 400 Series B preferred shares issued, Minnesota Municipal Fund II has 600 Series A, 600 Series B, 400 Series C, and 300 Series D Preferred Shares issued, and National Municipal Fund has 200 Series A and Series B Shares issued. The preferred shares of each Fund have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends.

Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are reset based on the results of an auction.

Dividend rates (adjusted for any capital gain distributions) ranged during the six months ended September 30, 2008 as follows:

Fund	Low		High
Arizona Municipal Fund	2.46%	to	12.26%
Colorado Municipal Fund	2.54%	to	11.65%
Minnesota Municipal Fund II	2.46%	to	12.26%
National Municipal Fund	2.46%	to	12.26%

Citigroup Global Markets, Inc., and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund are not satisfied.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund’s Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund’s subclassification as a closed-end investment company or (c) changes in their fundamental investment restrictions.

7. Inverse Floaters

The Funds may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At September 30, 2008, the Funds had no inverse floater securities outstanding.

8. Credit and Market Risk

The Funds use leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because each Fund’s net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local and national economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At September 30, 2008, the percentages of each Fund’s net assets, including liquidation value of preferred stock, insured by bond insurers were as follows:

Arizona Municipal Fund	36%
Colorado Municipal Fund	46%
Minnesota Municipal Fund	30%
National Municipal Fund	64%

These securities have been identified in the statements of net assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds 15% limit on investments in illiquid securities. As of September 30, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

(continues)     29

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10.	Delaware Investments National Municipal Income Fund (formerly Delaware Investments Florida Insured Municipal Income Fund) – Investments in Municipal Securities Issued by the State of Florida

On September 13, 2007, shareholders of Delaware Investments Florida Insured Municipal Income Fund (renamed Delaware Investments National Municipal Income Fund) (the “Fund”) approved (1) the elimination of the Fund’s fundamental investment policy that required the Fund to invest primarily in insured municipal securities issued by the State of Florida and (2) the adoption of a new fundamental investment policy permitting the Fund to invest in un-insured municipal securities issued by states other than Florida. The Fund’s portfolio managers began to transition the Fund’s portfolio to include un-insured municipal bonds issued by other states and territories on October 15, 2007. As of September 30, 2008, municipal bonds issued by the State of Florida constitute approximately 68% of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in Florida than other more geographically diversified national municipal income funds.

11. Recent Developments Regarding Bond Insurance Companies

Starting in January 2008, Standard and Poor’s, Moody’s Investors Service and Fitch Ratings began to take negative actions against a number of municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade.

Through early November 2008, five (AMBAC, FGIC, CGIC, MBIA and XLCA) of the first tier monoline insurers have been downgraded by one or more of the rating agencies. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. On November 14, 2008, Assured Guaranty, Ltd and Dexia SA, the parent for financial guarantor Financial Security Assurance, Inc. (FSA) announced a definitive agreement for Assured Guaranty to acquire all of Dexia’s shares of FSA. Insurer financial strength ratings for the municipal bond insurers may continue to change.

12. Redemption of Preferred Shares

On October 7, 2008, the Funds’ Board of Directors/Trustees approved a plan to redeem all or a significant portion of outstanding preferred shares issued by the Funds. The plan is intended to better position each Fund to pursue its investment objectives in light of current and unprecedented market volatility, which has resulted in higher short-term interest rates. Management recommended the redemption of the Funds’ preferred shares based on its expectation that in the current environment it may become increasingly difficult for the Funds to invest the assets attributable to the preferred shares in securities that provide a sufficient rate of return compared to the dividend rates payable on the preferred shares, which had remained elevated in recent remarketings. These higher costs, in conjunction with current market conditions, could cause the Funds to realize an overall lower rate of return than if the Funds were not leveraged. The Funds’ Board of Directors/Trustees may consider adding some form of leverage to the Funds in the future if warranted by economic conditions at that time.

Effective November 7, 2008, each Fund redeemed all of its preferred shares at par plus accumulated dividends amounting to $25,024,395, $40,042,778, $95,083,577, and $20,019,516 in the Arizona Municipal Income Fund, Colorado Municipal Income Fund, Minnesota Municipal Income Fund II, and National Municipal Income Fund, respectively. In connection with these transactions, each Fund liquidated a corresponding amount of its investments to fund the redemptions.

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees/Directors (“Trustees”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Arizona Municipal Income Fund, Inc.; Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each a “Fund” and collectively, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board Meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve the quality and the cost of delivering investment accounting services to the Funds. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Investments Arizona Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the fourth quartile and the Fund’s total return for the ten-year period was in the second quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered investment strategy changes implemented in late 2006. The Board was satisfied that Management was taking action to enhance Fund performance and meet the Board’s performance objective.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the third quartile and fourth quartile, respectively. The Board noted that the Fund’s performance results were mixed but overall tended toward median, which was acceptable especially since one year performance was in the first quartile.

(continues)     31

Other Fund information
(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Advisory Agreement (continued)

Delaware Investments National Municipal Income Fund – Lipper currently classifies the Fund as a leveraged general municipal debt fund. However, prior to the implementation of strategy changes in late 2007, the Fund had been classified as a Florida municipal debt fund. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes consisting of the Fund and all leveraged closed-end general municipal debt funds plus the Fund and all leveraged closed-end Florida municipal debt funds as selected by Lipper. When compared to other general municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the fourth quartile and the Fund’s total return for the ten-year period was in the third quartile. When compared to other Florida municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-and five-year periods was in the fourth quartile and the Fund’s total return for the ten-year period was in the third quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the strategy changes implemented in late 2007 and was satisfied that Management was taking effective action to enhance Fund performance and meet the Board’s performance objective.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of October 31, 2007 and the most recent fiscal year end for each comparative fund as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of each Fund and the effective management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Arizona Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group.

Delaware Investments National Municipal Income Fund – When compared to other general municipal debt funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. When compared to other Florida municipal debt Funds, the expense comparisons for the Fund showed that its actual management was ranked third (second highest) of the four funds in the Expense Group and total expenses were ranked second (second lowest) of the four funds in the Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time-to-time, purchase shares of their common stock on the open market at market prices.

Board of trustees

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Funds
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing
name of Delaware Management Holdings,
Inc. and its subsidiaries.

Number of recordholders as of
Sept. 30, 2008:

Arizona Municipal Income Fund	58
Colorado Municipal Income Fund	134
Minnesota Municipal Income Fund II	637
National Municipal Income Fund	115

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     The registrant has formally delegated to its investment adviser(s) (the “Adviser”) the ability to make all proxy voting decisions in relation to portfolio securities held by the registrant. If and when proxies need to be voted on behalf of the registrant, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the registrant. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the registrant.

     In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the registrant and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the registrant, ISS will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the registrant voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the registrant’s website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

     The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the registrant.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the registrant. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the registrant has delegated proxy voting to the Adviser, the registrant is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the registrant are voted by ISS in accordance with the Procedures. Because almost all registrant proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the registrant. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® National Municipal Income Fund

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 26, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 26, 2008